NEWBUILDINGS	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
NEWBUILDINGS	NEWBUILDINGS
On June 28, 2023, the Company exercised its option to acquire two newbuild 2-stroke LNG carriers (the "Newbuild Vessels") from QCT, an affiliate of EPS. One Newbuild Vessel, the Kool Tiger, was delivered from Hyundai Samho Heavy Industries (“HHI”) in Republic of Korea in October 2024.

On January 6, 2025, we took delivery of the other Newbuild Vessel, the GAIL Sagar, from HHI and simultaneously entered into a sale and leaseback financing arrangement with a subsidiary of Huaxia Financial Leasing Co. Ltd (“Huaxia”). All pre-delivery costs incurred during the construction of the vessel, including purchase installments, capitalized interest, supervision and technical costs that were directly attributable to the GAIL Sagar amounting to $242.7 million have been capitalized and presented under Vessel and Equipment, net.
As of June 30, 2025 we have no further capital expenditure for the Newbuild Vessels (December 31, 2024: $105.7 million).

As of June 30, 2025 we have no remaining commitments for the Newbuild Vessels.